Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Explanatory [Abstract]
Schedule of commitments and contingencies
	Payments due by years
($000s)	Total	2023	2024-25	2026-27	2028-29
Secured note – interest	138,656	19,808	39,616	39,616	39,616
Capital expenditure obligations	104,688	98,128	6,560	-	-
Flow-through share expenditures	15,023	15,023	-	-	-
Mineral interests	5,782	826	1,652	1,652	1,652
Lease obligation	1,701	669	834	106	92
	265,850	134,454	48,662	41,374	41,360